Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (7,831,028)	$ (5,338,413)	$ (28,264,566)	$ (5,947,079)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	196,029	114,866	257,284	246,603
Stock option expense	7,946	67,869	135,738	78,200
Amortization of debt discount	420,674	$ 1,331,004	2,105,860	703,293
Amortization of deferred finance costs	101,897
Stock compensation expense	1,370,492	$ 1,355,598
Loss on change in fair value of derivative liability	2,609,141	$ 32,778
Derivative related to interest expense	$ 445,815
Loss on conversion of debt		$ 49,926	585,961	1,026,859
Derivative loss	$ 445,815	$ 576,143
Warrant expense	289,069
Shares issued for services			4,743,660	1,195,788
Impairment loss			17,698,000
(Gain) loss on forgiveness/settlement of liabilities			(270,336)	(84,829)
Derivative gain			(1,188,041)
Provision for bad debts			64,800	4,221
Changes in operating assets and liabilities:
Accounts receivable	(208,573)	$ (5,263)	83,362	$ (9,110)
Unbilled revenue	(315,266)		(229,115)
Bank loans	116,879
Other current assets	(6,107)	$ (150,358)
Prepaid expenses and other current assets			164,523	$ 8,503
Accounts payable	700,703	416,378	595,370	463,925
Accounts payable - related party	306,864	118,642	131,053	640,771
Accrued expenses and other current liabilities	(223,925)	$ 77,939	957,133	248,995
Deferred revenue	74,108		(16,455)	(162,708)
Funds held in trust	(11,729)
Deferred rent	8,364	$ (3,106)	68,684
Net cash used in operating activities	(1,948,647)	(1,355,997)	(2,409,864)	(1,586,568)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for acquisition of property, website and equipment	(142,017)	$ (128,184)	$ (65,704)	(354,825)
Cash acquired in reverse merger with acquisitions				851
Cash acquired from acquisitions	169,588		$ (51,339)	23,593
Net cash provided by (used) in investing activities	27,571	$ (128,184)	(117,043)	(330,381)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from borrowings	874,014	1,143,452	1,926,950	1,712,300
Proceeds from borrowings - related parties				42,111
Proceeds from issuance of shares	983,075	$ 478,520	831,730	167,002
Proceeds from exercise of warrants	14,060
Repayment of notes payable	(6,212)	$ (30,143)	(96,274)	(2,713)
Net cash provided by financing activities	1,864,937	1,591,829	2,662,406	1,918,700
Effect of foreign currency exchange rate on cash	206,685	(24,699)	(66,998)	(5,244)
Net increase (decrease) in cash	150,546	82,949	68,501	(3,493)
Cash at beginning of period	111,878	43,377	43,377	46,870
Cash at the end of the period	262,424	126,326	111,878	43,377
Supplemental Disclosure of Cash Flows Information:
Cash paid for interest	$ 22,701	7,298	51,936	144,053
Cash paid for income taxes		1,600
Non-cash Investing and Financing Activities:
Debt discount due to beneficial conversion feature	$ 1,186,250	$ 826,032	860,967	581,887
Shares issued for settlement of contingent liability	875,000
Shares issued for conversion of debt - related party	703,167
Shares issued for conversion of payables	$ 547,778
Debt discount due to shares and warrants issued with debt		$ 311,245	656,671	361,816
Default penalty incurred	$ 50,000
Reclass of accounts payable - related party to debt		$ 40,739	40,739	21,513
Debt discount due to derivative liability			274,225
Deferred financing costs				$ 475,000
Derivative liability recognized due to "tainting"			2,274,454
Termination of derivative liability			1,360,638
Subscription receivable			168,000
Shares issued for conversion of debt and accrued interest	$ 666,100	737,368	1,749,901	$ 532,564
Shares issued for settlement of accounts payable		$ 20,000	$ 439,250
Shares issued for acquisitions	1,714,286		39,825,280
Convertible debt purchased with acquistion	$ 255,000
Asignment of debt to third party	$ 548,796